                                                           File Number 33-62147

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NUMBER

                         POST-EFFECTIVE AMENDMENT NUMBER 10

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NUMBER ____

                           VARIABLE ANNUITY ACCOUNT
             (formerly Minnesota Mutual Variable Annuity Account)
    -----------------------------------------------------------------------
                           (Exact Name of Registrant)

                       Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
    -----------------------------------------------------------------------
                              (Name of Depositor)

            400 Robert Street North, St. Paul, Minnesota  55101-2098
    -----------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
    -----------------------------------------------------------------------
              (Depositor's Telephone Number, Including Area Code)

            Dennis E. Prohofsky                           Copy to:
         Executive Vice President,                    J. Sumner Jones, Esq.
       General Counsel and Secretary                   Dykema Gossett PLLC
     Minnesota Life Insurance Company                   Franklin Square
          400 Robert Street North                        Suite 300 West
      St. Paul, Minnesota  55101-2098                   1300 I Street NW
  (Name and Address of Agent for Service)          Washington, D.C. 20005-3306

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
     ---

         on (date) pursuant to paragraph (b) of Rule 485
     ---

         60 days after filing pursuant to paragraph (a)(1)
     ---

      X  on April 29, 2005 pursuant to paragraph (a)(1)
     ---

         75 days after filing pursuant to paragraph (a)(2)
     ---

         on (date) pursuant to paragraph (a)(iii) of Rule 485.
     ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

         this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.

Title of Securities being registered:  Immediate Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number    Caption in Prospectus

    1.         Cover Page

    2.         Special Terms and How To Contact Us

    3.         Questions and Answers About the Variable Annuity Contracts

    4.         Condensed Financial Information; Performance Data

    5.         General Descriptions

    6.         Contract Charges

    7.         Description of the Contracts

    8.         Description of the Contracts; Annuity Payments and Options

    9.         Description of the Contracts; Death Benefits

   10.         Description of the Contracts; Purchase Payments and Value of the
               Contract

   11.         Description of the Contracts; Redemptions

   12.         Federal Tax Status

   13.         Not Applicable

   14.         Table of Contents of the Statement of Additional Information

                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                            VARIABLE ANNUITY ACCOUNT

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                            Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes an individual, immediate variable annuity contract (the "contract") offered by Minnesota Life Insurance Company. It may be used in connection with all types of personal retirement plans.

Your contract values are invested in the Variable Annuity Account, a separate account of Minnesota Life. The Variable Annuity Account for this contract invests in shares of the Index 500 Portfolio of the Advantus Series Fund, Inc. The value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Index 500 Portfolio, except as payments are guaranteed in amount by Minnesota Life. The contract lets you make additional purchase payments and withdrawals during part of the time you are receiving annuity payments.

This Prospectus includes information you should know before purchasing a contract. You should read and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

            THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                  PROSPECTUS OF THE ADVANTUS SERIES FUND, INC.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


   The date of this document and the Statement of Additional Information is April 29, 2005.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
   SPECIAL TERMS AND HOW TO CONTACT US                                                         1

   QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT                                   4

   EXPENSE TABLE                                                                               7

   CONDENSED FINANCIAL INFORMATION                                                            10

   GENERAL DESCRIPTIONS                                                                       10
        Minnesota Life Insurance Company                                                      10
        Separate Account                                                                      10
        Advantus Series Fund, Inc.                                                            11
        Additions, Deletions or Substitutions                                                 11

   CONTRACT CHARGES                                                                           12
        Sales Charges                                                                         13
        Risk Charge                                                                           14
        Mortality and Expense Risk Charges                                                    14
        Administration Charge                                                                 15

   DESCRIPTION OF THE CONTRACTS                                                               15
        General Provisions                                                                    15
        Annuity Payments and Options                                                          17
        Death Benefits                                                                        20
        Purchase Payments and Value of the Contract                                           21
        Redemptions                                                                           23

   VOTING RIGHTS                                                                              27

   FEDERAL TAX STATUS                                                                         27

   PERFORMANCE DATA                                                                           34

   STATEMENT OF ADDITIONAL INFORMATION                                                        35

   APPENDIX A -- TAXATION OF QUALIFIED PLANS                                                 A-1

   APPENDIX B -- COMPUTATION AND EXAMPLES OF WITHDRAWALS                                     B-1

   APPENDIX C -- IMMEDIATE VARIABLE ANNUITY ILLUSTRATION                                     C-1

SPECIAL TERMS AND HOW TO CONTACT US

   As used in this Prospectus, the following terms have the indicated meanings:

   AGE: the age of a person at nearest birthday.

   ANNUITANT: the person named on page one of the contract who may receive lifetime benefits under the contract. Except in the event of the death of either annuitant prior to the annuity payment commencement date, joint annuitants will be considered a single entity.

   ANNUITY PAYMENT COMMENCEMENT DATE: the first annuity payment date as specified on page one of the contract.

   ANNUITY PAYMENT DATE: each day indicated by the annuity payment commencement date and the annuity payment frequency for an annuity payment to be determined. This is shown on page one of the contract.

   ANNUITY PAYMENTS: payments made at regular intervals to the annuitant or any other payee. The annuity payments will increase or decrease in amount. The changes will reflect the investment experience of the sub-account of the separate account.

   ANNUITY UNIT: the standard of value for the variable annuity payment amount.

   BENEFICIARY: the person, persons or entity designated to receive death benefits payable in the event of the annuitant's death.

   CASH VALUE: the dollar amount available for withdrawal under the contract at any time. A cash value exists only as long as both the number of cash value units and the applicable factor from the cash value factor table shown in the contract are greater than zero.

   CASH VALUE PERIOD: the time during which there is a cash value under the contract. The cash value period begins on the annuity commencement date and ends on the cash value end date shown on page one of the contract.

   CASH VALUE UNIT: the measure of your interest in the Separate Account that is available for withdrawal during the cash value period.

   CODE: the Internal Revenue Code of 1986, as amended.

   CONTRACT DATE: the effective date of a contract.

   FUND: Advantus Series Fund, Inc. or any mutual fund or separate investment portfolio within a series mutual fund which is designated as an eligible investment for the Separate Account.

   GENERAL ACCOUNT: all of our assets other than those in the Separate Account or in other separate accounts established by us.

   GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT: the amount which is guaranteed as the minimum annuity payment amount. This amount is payable regardless of the performance of the Sub-Account. Purchase payments and cash value withdrawals will change the guaranteed minimum annuity payment amount.

   JOINT OWNER: the person designated to share equally in the rights and privileges provided to the owner of this contract. Only you and your spouse may be named as a joint owner in those states where we offer joint contracts.

   PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan which provide benefits using these contracts.

   PURCHASE PAYMENT DATE: the date we receive a purchase payment in our home office.

   PURCHASE PAYMENTS: amounts paid to us as consideration for the contract.

   SEPARATE ACCOUNT: a separate investment account entitled Variable Annuity Account. The assets of the Separate Account are ours. Those assets are not subject to claims arising out of any other business which we may conduct. The Separate Account is composed of a number of sub-accounts.

   SURRENDER VALUE: the surrender value of the contract shall be the total annuity value as of the date of surrender plus the amounts deducted from purchase payments. These include deductions for sales charges, risk charges and state premium taxes where applicable.

   TOTAL ANNUITY VALUE: the total annuity value represents your total interest in the Separate Account.

   VALUATION DATE: any date on which a Fund is valued.

   VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

   VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

   WE, OUR, US: Minnesota Life Insurance Company.

   WRITTEN REQUEST: a request in writing signed by you. In the case of joint owners, the signatures of both owners will be required to complete a written request. In some cases, we may provide a form for your use. We may also require that the contract be sent to us along with your written request.

   YOU, YOUR: the owner of this contract. The owner may be the annuitant or someone else. The owner is named in the application.

   1940 ACT: the Investment Company Act of 1940, as amended, or any similar successor federal legislation.

HOW TO CONTACT US

   At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

   ON THE INTERNET

   Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

      -  Account values

      -  Variable Investment Performance

      -  Interest rates (when applicable)

      -  Service forms

      -  Beneficiary information

      - Transactions to transfer among investment options or change your allocation percentage.

      -  Contribution and transaction history

   MINNESOTA LIFE'S ANNUITY SERVICE LINE

   - Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service line provides around-the-clock access to:

      -  Account Values

      -  Unit Values

      -  Interest Rates

   - Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

   BY MAIL

   -  For contributions sent by regular mail:

      Minnesota Life
      Annuity Services
      P.O. Box 64628
      St. Paul, MN 55164-0628

   - All other service requests, inquiries and overnight express mail should be sent to:

      Annuity Services A3-9999
      400 Robert Street North
      St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT

   WHAT IS AN ANNUITY?

   An annuity is a series of payments for the life of a person or for the joint lifetimes of the annuitant and another person and thereafter during the lifetime of the survivor. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account of an insurance company is called a variable annuity.

   WHAT IS AN IMMEDIATE ANNUITY?

   An immediate annuity provides for annuity payments beginning within a relatively short period after contract issue. This type of annuity is distinguished from a deferred annuity where contract values may be left with an insurance company or separate account for some years before annuity payments begin. In some states this period is shortened so that the contract may be considered to be an immediate annuity within that state.

   WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?

   The contract is an immediate, variable annuity contract with scheduled annuity payments. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately and must begin on a date within 12 months after the issue date of the contract. Purchase payments are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which invests only in the Index 500 Portfolio of the Fund.

   IS THERE A GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT?

   Yes. You will receive at least the guaranteed minimum annuity payment amount shown in your contract. Each variable annuity payment will vary upwards or downwards in accordance with the performance of the Sub-Account. However, if Sub-Account performance produces a payment that would be less than the guaranteed minimum annuity payment amount, you will get the guaranteed amount instead. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

      - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value, or

      - the guaranteed minimum annuity payment amount currently in force for the contract.

   We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount. We determine this amount when we issue your contract. It is shown on page one of the contract. If an additional purchase payment is made, we guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed. If you withdraw cash value amounts, the guaranteed annuity payment amount will be reduced by the same proportion that the withdrawal reduces the number of annuity units.

   IS THE AMOUNT OF THE CASH VALUE OF THE CONTRACT GUARANTEED?

   No. The cash value of the contract decreases as annuity payments are made. It will also increase or decrease based upon the performance of the Sub-Account of the Separate Account. This is reflected in the annuity unit value. We do not guarantee the performance of any Sub-Account, nor do we guarantee the annuity unit value, which may fall to zero. The performance of the Sub-Account will not affect the duration of the cash value period.

   ARE THERE LIMITATIONS ON PURCHASE PAYMENTS?

   Yes. A purchase payment in an amount of at least $10,000 is required in order for us to issue the contract. Contracts will not be issued for less than that amount.

   After we issue the contract, you may make additional purchase payments. This right extends only until the end of the cash value period of the contract. This period is shown on page one of the contract. You may make more purchase payments only while the annuitant or joint annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract limitation for amounts which are received after the contract effective date as part of an integrated rollover or Section 1035 transaction.

   Whenever an additional purchase payment is made under a contract during the cash value period, the amount of that additional payment will be added to the remaining investment in the contract and a new exclusion amount will be calculated for the contract based on the then current IRS defined life expectancy of the annuitant or annuitants.

   WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.


   Total purchase payments may not exceed $1,000,000 except with our prior consent.


   WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE SEPARATE ACCOUNT?

   Purchase payments are allocated to the Sub-Account which invests in shares of the Index 500 Portfolio of the Fund (the "Portfolio").

   There is no assurance that the Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolio can be found in the current prospectus for the Fund, which is attached to this Prospectus. You should carefully read the Fund prospectus before purchasing the contract.

   WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

   There are charges which reduce purchase payments and charges made directly to the assets held in the Separate Account.

   A deduction for a sales charge and a risk charge is made from purchase payments. The sales charge is up to 4.5% of purchase payments.


   The risk charge, for guaranteeing the minimum annuity payment amount, may be as much as 2% of each purchase payment. Effective April 29, 2005, this charge is made at the per annum rate of 2.00% of purchase payments.


   We deduct a daily charge of .80% of the net asset value of the Separate Account on an annual basis for our mortality and expense risk guarantees. We reserve the right to increase this charge to 1.40% on an annual rate.

   We deduct an administrative charge from the net asset value of the Separate Account in the amount of .15% computed daily, on an annual basis. We reserve the right to increase this charge to .40%.

   Deductions for any applicable premium taxes may also be made from purchase payments (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

   The Portfolio pays advisory and other expenses. Total advisory and other expenses of the Portfolio are .45% of average daily net assets of the Portfolio on an annual basis.

   The following expense table will illustrate these expenses to assist you in understanding the contract's changes.

EXPENSE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract. State premium taxes may also be deducted.

   INDIVIDUAL, IMMEDIATE VARIABLE ANNUITY CONTRACT

   CONTRACT OWNER TRANSACTION EXPENSES


            CUMULATIVE TOTAL              SALES CHARGE AS A PERCENTAGE
            PURCHASE PAYMENTS                 OF PURCHASE PAYMENTS
   -----------------------------------    ----------------------------
      $                0 to 499,999.99                 4.500%
                 500,000 to 749,999.99                 4.125
               750,000 to 1,000,000.00                 3.750
          1,000,000.01 to 1,499,999.99                 3.375
             1,500,000 to 1,999,999.99                 3.000
             2,000,000 to 2,499,999.99                 2.625
             2,500,000 to 2,999,999.99                 2.250
             3,000,000 to 3,999,999.99                 1.875
             4,000,000 to 5,000,000.00                 1.500

                                                        4.50%
      Maximum Risk Charge                               2.00%
                                                       -----
   Total Contract Expenses                              6.50%
     (assuming maximum sales charge)


   SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

                                                            MAXIMUM
                                              CURRENT      POSSIBLE
                                               CHARGE       CHARGE
                                              -------      --------
   Mortality and Expense Risk Fees*              0.80%         1.40%
   Administrative Charge*                        0.15%         0.40%
                                              -------      --------
   Total Separate Account Annual Expenses        0.95%         1.80%

   The next item shows the total operating expenses charged by the Index 500 Portfolio that you may pay periodically during the time that you own the contract. More detail concerning Index 500 Portfolio's fees and expenses is contained in the prospectus for the Advantus Series Funds, Inc.

   ADVANTUS SERIES FUND, INC. INDEX 500 PORTFOLIO ANNUAL EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   Management Fees                               0.13%
   Distribution Fees                             0.25%
   Other Expenses                                0.07%
                                                 ----
   Total Index 500 Portfolio Annual Expenses     0.45%
                                                 ====

   EXAMPLES:

   Whether or not you surrender your contract at the end of the applicable time period:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
   You would pay the following expenses on a      $  709   $   993   $ 1,297   $  2,158
     $10,000 investment as of the end of the
     period indicated, assuming a 5% annual
     return on assets and application of current
     charges:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
   You would pay the following expenses on a      $  863   $ 1,308   $ 1,777   $  3,067
     $10,000 investment as of the end of the
     period indicated, assuming a 5% annual
     return on assets and application of the
     maximum possible charges*:

   *Under the terms of the contract, total mortality and expense risk fees may be increased to as much as 1.40% (provided any necessary regulatory approvals are obtained) and the administrative charge may be increased to as much as .40%.

   These figures are based on the assumption that the contract will accumulate in value prior to the annuity payment commencement date at a 5% annual return on assets for one, three, five and ten years, respectively. The maximum period allowable between the issuance of a contract and the commencement of annuity payments is one year.

   The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon applicable law.

   The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

   CAN YOU SURRENDER THE CONTRACT?

   Yes. Before annuity payments begin, you can surrender the contract for its surrender value. The surrender value is its total annuity value plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

   CAN YOU MAKE WITHDRAWALS FROM THE CONTRACT?

   Yes. During the cash value period, you can make withdrawals of the cash value from the contract, pursuant to your written request. Each withdrawal must be in an amount of at least $500 or, if the cash value of the contract is less than that amount, all of the total remaining cash value in the contract must be withdrawn. Withdrawals are not allowed during the period before annuity payments begin.

   A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value depends upon the number of cash value units in the contract. The number of cash value units and the cash value period are shown on page one of each contract. If you make later purchase payments or withdrawals we will give you a new page one.

   When a withdrawal is made during the cash value period, the amount of the annuity payment to be received by the annuitant after the withdrawal will be recalculated. The guaranteed minimum annuity payment amount will be redetermined as well. Each will be adjusted downward to reflect the withdrawal of cash value.

   When a withdrawal is taken, an amount equal to the lesser of (i) the amount withdrawn or (ii) the net gain received from the contract will be taxable as ordinary income for that year. Net gain, for this purpose, is the total annuity value prior to the withdrawal less the investment in the contract. The balance of the amount withdrawn will be considered a return of the investment in the contract, and not as taxable income. Any portion of the withdrawal that is not taxable as ordinary income will be deducted from the investment in the contract and a new exclusion amount will be calculated for the contract.

   DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

   Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

   WHAT ANNUITY OPTIONS ARE AVAILABLE?

   You may select one of two variable annuity options. One provides for lifetime variable annuity payments based on the life of a single annuitant, the other provides for the lifetime variable annuity payments based upon the combined lives of joint annuitants.

   WHAT HAPPENS IF THE ANNUITANT DIES?

   If the annuitant, or one of the named joint annuitants dies before annuity payments begin, we will pay a death benefit to you or the named beneficiary. This death benefit will be the sum of the contract's total annuity value plus the amounts deducted from the contract's purchase payments for sales charges, risk charges and state premium taxes, where applicable.

   If the annuitant dies after annuity payments have begun, or after the second death in the case of joint annuitants, we will pay a death benefit. It will be equal to the cash value, if any, of the contract as of the date of the annuitant's death.

   WHAT VOTING RIGHTS DO YOU HAVE?

   Contract owners and annuitants will be able to direct us as to how to vote shares of the Portfolio held for their contracts in the Sub-Account of the Separate Account.

CONDENSED FINANCIAL INFORMATION

   The financial statements of Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. No condensed financial information is presented as the variable annuity contract described in this Prospectus has no accumulation units or associated information.

GENERAL DESCRIPTIONS

   A. MINNESOTA LIFE INSURANCE COMPANY

   We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

   B. SEPARATE ACCOUNT

   We established the Variable Annuity Account on September 10, 1984. The Separate Account is registered as a "unit investment trust" with the SEC under the 1940 Act, but such registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Separate Account.

   The assets of the Separate Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Separate Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

   The Separate Account is composed of a number of Sub-Accounts. The Separate Account has one Sub-Account available for your purchase payments to the contract. That Sub-Account invests in the Index 500 Portfolio.

[SIDENOTE]

We are a life insurance company.

The Variable Annuity Account is one of our separate accounts.

Contract values are invested in a single Portfolio.

   C. ADVANTUS SERIES FUND, INC.

   Advantus Series Fund, Inc. (the "Fund"), is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital").The Fund issues its shares only to us and our separate accounts and to separate accounts of insurance companies affiliated with us.

   Advantus Capital is a wholly-owned subsidiary of Securian Financial Group, Inc.

   The only Portfolio of the Fund which is available for investment by the contract is the Index 500 Portfolio.

   A prospectus for the Fund is attached to this Prospectus. You should carefully read the Fund's prospectus before investing in the contract.

   D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

   We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Separate Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another Fund for a sub-account. Substitution may be with respect to existing total annuity values and cash values, future purchase payments and future annuity payments.

   We reserve the right to transfer assets of the separate account to another separate account.

   We may also establish additional Sub-Accounts in the Separate Account and we reserve the right to add, combine or remove any Sub-Accounts of the Separate Account. Each additional Sub-Account will purchase shares in a new portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining to eliminate one or more of the Sub-Accounts of the Separate Account. The addition of any investment option will be made available to existing contract owners on whatever basis we determine.

   We also reserve the right, when permitted by law, to de-register the Separate Account under the 1940 Act, to restrict or eliminate any voting rights of the contract owners, and to combine the Separate Account with one or more of our other separate accounts.

   The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the

[SIDENOTE]

Contract values are invested in a single Portfolio. We may change the Portfolios offered under the contract.

   owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

   Under this contract, there are deductions for charges from purchase payments and other charges which are made directly to the Separate Account. Deductions from purchase payments are made for sales charges, risk charges and state premium taxes, where applicable. Deductions for the mortality risk charge, expense risk charge and the administrative charge are all deducted on each valuation date from the Separate Account.

   In addition to the charges which are applied under the contract, there are also charges associated with the Index 500 Portfolio of the Fund. These charges, which are not guaranteed, cover the advisory and other expenses of the Index 500 Portfolio. Current total advisory and other expenses of the Portfolio are .45% of average daily net assets of the Portfolio on an annual basis. More information can be obtained in the prospectus for the Fund, which is attached to this Prospectus.

   A. SALES CHARGES

   A sales charge is deducted from the purchase payments. The percentage amount of the deduction is as follows:

            CUMULATIVE TOTAL              SALES CHARGE AS A PERCENTAGE
            PURCHASE PAYMENTS                 OF PURCHASE PAYMENTS
      --------------------------------    ----------------------------
      $                0 to 499,999.99                 4.500%
                 500,000 to 749,999.99                 4.125
               750,000 to 1,000,000.00                 3.750
          1,000,000.01 to 1,499,999.99                 3.375
             1,500,000 to 1,999,999.99                 3.000
             2,000,000 to 2,499,999.99                 2.625
             2,500,000 to 2,999,999.99                 2.250
             3,000,000 to 3,999,999.99                 1.875
             4,000,000 to 5,000,000.00                 1.500

   The applicable percentage will be based on the total cumulative purchase payments to the date of payment, including the new purchase payment. In addition, if you purchase multiple contracts at different times with the same ownership, purchase payments made under all contracts will be aggregated solely for the purpose of determining the sales charge applicable to those purchase payments made to later contracts.

   These sales charges may be waived in whole or in part where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sale of the contracts or where the contract is sold in anticipation of reduced expenses in group or group-type situations. We will not eliminate or reduce a sales charge if that would be unfairly discriminatory to any person or class of persons.

   The full amount of the sales charge for the Adjustable Income Annuity described in this Prospectus will be applied to purchase payments. However, certain sales charges on your old contract may be waived.

   For certain variable annuity contracts issued by us prior to May 1, 2000, we will waive the sales charge on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity.

   For certain variable annuity contracts issued by us on or after May 1, 2000, we will waive the sales charge remaining on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity according to the following schedule:

        CUMULATIVE ACCUMULATION VALUE APPLIED TO
         PURCHASE AN ADJUSTABLE INCOME ANNUITY                  SALES CHARGE WAIVED
   --------------------------------------------------   ----------------------------------
         $                0 to 499,999                          anytime after issue
                  500,000 to 1,999,999                     2 years after issue or later
                2,000,000 to 5,000,000                     5 years after issue or later

[SIDENOTE]

A sales charge of up to 4.5% may apply.

   For persons who are current owners of our MOA Select and MOA Achiever variable annuity contracts, the value applied in the exchange will be the total purchase payments made to those contracts. For all other variable annuity contracts issued by us, the value applied in this exchange will be the accumulation value in those contracts.

   B. RISK CHARGE



   A risk charge is deducted from each purchase payment for our guarantee of the minimum annuity payment amount. The risk charge may be as much as 2% of each purchase payment. Effective April 29, 2005, this charge is made at the rate of 2.00% of purchase payments made to the contract. This rate is not guaranteed for future purchase payments made under the contract and may change based upon our experience.


   If this deduction proves to be insufficient to cover our actual costs of the risk assumed by us in providing a guaranteed minimum payment, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

   C. MORTALITY AND EXPENSE RISK CHARGES

   We assume the mortality risk by our obligation to continue to make scheduled annuity payments, in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the scheduled annuity payments received under the contract. Our actual mortality results will not adversely affect any payments or values.

   We assume an expense risk by assuming that deductions in the contracts will be adequate to cover our actual expenses. Our actual expense results will not adversely affect any payments or values.

   For assuming these risks, we currently make a deduction from the net asset value of the Separate Account at an annual rate of .80%. This is 0.55% for the mortality expense risk charge and 0.25% for the expense risk charge. We have the right to increase these charges. If these charges are increased to the maximum amount, then the total for the mortality risk and expense risk charges would be 1.40% on an annual basis.

   If these deductions prove to be insufficient to cover our actual costs, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the sales charge.

[SIDENOTE]

The risk charge is 2.00%.

The mortality and expense risk charge is .80%.

   D. ADMINISTRATION CHARGE

   We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue rules, the preparation and issue of the contract, the receipt of purchase payments, forwarding amounts to the Fund for investment, the calculation of the guaranteed minimum annuity payment amount, the preparation and mailing of periodic reports and the performance of other services.

   As consideration for providing these services, we currently make a deduction from the Separate Account at the annual rate of 0.15%. We reserve the right to increase this charge. If we do, the amount of this charge will not exceed 0.40%.

DESCRIPTION OF THE CONTRACTS

   A. GENERAL PROVISIONS

   1. Variable Annuity Contract

   The contract is an individual, immediate, variable annuity contract issued by us. It provides for scheduled annuity payments on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately. They must begin on a date within 12 months after the issue date of the contract. Purchase payments received by us under a contract are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which are then invested in the Portfolio.

   This type of contract may be used in connection with a pension or profit sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may also be purchased by individuals where the contract is not a part of any qualified plan. The contract provides for a variable annuity which is paid on the basis of a single or joint life annuity. The annuity option elected may not be changed.

   2. Issuance of Contracts

   The contracts are issued to you. The owner of the contract may be the annuitant or someone else. The contract may be owned by two persons jointly. In some states, we may not offer joint contracts.

   3. Modification of the Contracts

   A written agreement between you and us may modify a contract. However, no modification will adversely affect the rights of an annuitant under the contract unless it is made to comply with a law or government regulation. You will have the right to accept or reject a modification. You cannot reject a modification where the contract is used in a tax-qualified arrangement and the change is required to conform the contract with tax laws or regulations.

[SIDENOTE]

The administrative charge is .15%.

The contract is an immediate payment variable annuity. It may be used with a variety of retirement plans.

We issue the contract to you and you select the annuitant.

   4. Assignment

   The annuitant, or the joint annuitants, can direct or assign the contract annuity payments so that they are paid to someone else. We will not be bound by any assignment until we have recorded a written request of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action before it was recorded. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

   If the contract is part of a tax-qualified program (including employer-sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

   5. Limitations on Purchase Payments

   Purchase payments must be made at our home office. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. When we receive a purchase payment, we will send you a confirmation statement and an updated page one for the contract.

   A purchase payment in an amount of at least $10,000 will be required in order for us to issue the contract. We will not issue a contract for less than that amount.

   After the contract has been issued, you may make additional purchase payments. You can do this only during the cash value period of the contract as shown on page one. Additional purchase payments may be made only while the annuitant or joint annuitant, if any, is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract provision for amounts which are received after contract issue if it is part of an integrated rollover or Section 1035 transaction. When you make additional purchase payments, those purchase payments will result in a recalculation of your investment in the contract and a determination of a new exclusion amount. You may also wish to consult with your tax adviser.

   WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.


   You may not make total purchase payments which exceed the amount of $1,000,000 unless you have our prior consent.


   Some states will limit these contracts to a single purchase payment.

   There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

[SIDENOTE]

You cannot pay more than $1 million unless we consent to a larger purchase payment.

   6. Deferment of Payment

   Whenever we make any payment in a single sum, we will make it within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

      - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Commission,

      - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund,

      - or such other periods as the Commission may by order permit for the protection of the contract owners.

   7. Participation

   The contract is nonparticipating. Contracts issued before October 1, 1998 were participating.

   No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. If any distribution of divisible surplus is made, it will take the form of the purchase of additional annuity units.

   B. ANNUITY PAYMENTS AND OPTIONS

   1. Annuity Payments

   Variable annuity payments are determined on the basis of

      - the mortality table specified in the contract, which reflects the age of the annuitant or the joint annuitants, and

      -  the investment performance of the Sub-Account.

   The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amount of each scheduled annuity payment) will reflect investment gains and losses and investment income of the Portfolio. The amount of the annuity payment will increase or decrease from one annuity payment date to the next unless affected by the guaranteed minimum annuity payment amount.

   2. Electing the Annuity Commencement Date

   The contracts are issued as immediate annuities on the contract date. When you purchase a contract, you must indicate the annuity commencement date. It must be within 12 months from the contract date. Some jurisdictions may restrict this time limit to a shorter period.

[SIDENOTE]

We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.

The contract is non-participating.

   An annuity payment may begin on any day of the month. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis.

   Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

   3. Annuity Options

   The contracts provide for two lifetime annuity options, a life annuity or a joint and last survivor annuity. Each annuity payment option is available only as a variable annuity. No additional annuity options are provided or allowed under the contracts. The annuity option elected may not be changed.

   The amount of the first scheduled payment depends on the annuity option elected, the age of the annuitant and the joint annuitant, if any, and the frequency of payments.

   LIFE ANNUITY

   This is a scheduled annuity payable during the lifetime of the annuitant. Annuity payments terminate with the last scheduled payment preceding the death of the annuitant if the annuitant's death occurs after the cash value period has expired. If the annuitant dies during the cash value period, the beneficiary will be paid a death benefit that permits the beneficiary to elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value amount. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary.

   JOINT AND LAST SURVIVOR ANNUITY

   This is a scheduled annuity payable during the joint lifetime of the annuitant and a designated joint annuitant. Payments continue during the remaining lifetime of the survivor. If the last surviving annuitant dies during the cash value period, the beneficiary will be paid a death benefit. The beneficiary may elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant.

   4. Determination of Amount of Variable Annuity Payments

   Unless annuity payments are based on the guaranteed minimum annuity payment amount, the dollar amount of each variable annuity payment is equal to:

      -  the number of annuity units in the contract, multiplied by

      -  the annuity unit value as of the due date of the payment.

   A number of annuity units is credited at issuance of the contract based upon the initial annuity payment amount attributable to the initial purchase payment received for the contract. The number of annuity units to be credited is determined

[SIDENOTE]

Two annuity options are available. Each is payable only as a variable annuity.

The amount of your first annuity payment depends on the age of the annuitant, the annuity option and the frequency of payments.

   by dividing the initial annuity payment amount by the annuity unit value as of the contract date. The number of annuity units remains unchanged except as adjusted for your additional purchase payments, cash value withdrawals or an annuitant's death.

   The initial annuity payment amount is determined by applying the purchase payment, after deductions, to the appropriate annuity purchase rate per $1,000. Deductions from purchase payments may include premium taxes. Where applicable, these taxes currently range from 0% to 3.5%.

   The initial annuity payment amount depends on the annuity form you elected and upon the adjusted age of the annuitant and the joint annuitant, if any. The initial annuity payment amount is also based upon annuity payment purchase rate tables which assume an interest rate of 4.5% per annum. The 4.5% interest rate will produce level annuity payments if the net investment performance remains constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment performance is less than, equal to, or greater than 4.5%.

   The amount of the first annuity payment after the initial purchase payment, or after an addition or withdrawal, may be different than the initial annuity payment amount used to determine the number of annuity units credited at the time of that transaction. The actual annuity payment amount on any due date is the number of annuity units multiplied by the annuity unit value on the due date of the payment. We will pay the guaranteed minimum annuity payment amount if that amount is greater. The annuity unit value recognizes the net sub-account performance between the date of a transaction and the date the annuity payment is calculated for payment.

   5. Amount of Second and Subsequent Scheduled Annuity Payments

   Unless annuity payments are the guaranteed minimum annuity payment amount, the dollar amount of the second and later variable annuity payments is equal to:

      - the number of annuity units determined for the Sub-Account, multiplied by

      - the annuity unit value as of the due date of the payment. This amount will increase or decrease from payment to payment.

   6. The Guaranteed Minimum Annuity Payment Amount

   You will receive at least the guaranteed minimum annuity payment amount specified in your contract. Each variable annuity payment will vary upwards or downwards in accordance with investment performance unless it would be less than the guaranteed minimum annuity payment amount. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

      - the annuity payment amount determined by multiplying the number of annuity units multiplied by the annuity unit value, or

      - the guaranteed minimum annuity payment amount currently in force for the contract.

[SIDENOTE]

Payments are guaranteed at 85% of your initial variable annuity payment amount.

   We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount.

   The guaranteed amount is determined on the contract issue date and shown on page one of the contract. If an additional purchase payment is made, we will guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed when you make that purchase payment. If you withdraw cash value amounts under the contract, it will reduce the guaranteed annuity payment amount by the same proportion that the withdrawal reduces the number of annuity units.

   C. DEATH BENEFITS

   The contracts provide that in the event of the death of the annuitant or a joint annuitant before the annuity payments begin, a death benefit will be paid to you or, if applicable, to your beneficiary. The death benefit will be paid when we receive due proof, satisfactory to us, of the death at our home office. The death benefit will be the sum of:

      -  the total annuity value of the contract, plus

      - the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes, where applicable.

   Death proceeds will be paid in a single sum to the beneficiary designated to receive a lump sum benefit. Payment will be made within seven days after we receive due proof of death.

   We will pay the cash value of the contract, if any, as a lump sum death benefit in the event of the death of the annuitant or the second joint annuitant after annuity payments have begun. We will pay the death benefit to the beneficiary. The beneficiary may elect to receive annuity payments during the remainder of the cash value period rather than a lump sum benefit. However, the number of annuity units will be set as a number equal to the number of cash value units as of the date of the annuitant's death. The annuity payments to the beneficiary will terminate at the end of the cash value period. Then, the guaranteed minimum annuity payment amount will be adjusted in proportion to any change in the number of annuity units. The new guaranteed minimum annuity payment amount will be equal to:

      - the guaranteed minimum annuity payment amount just prior to the annuitant's death, multiplied by

      -  the number of annuity units after the annuitant's death,

      -  divided by the number of annuity units prior to the annuitant's death.

[SIDENOTE]

This immediate variable annuity has a death benefit during the cash value period.

   If the beneficiary elects to continue the annuity payments, the cash value will also continue on the beneficiary's behalf as part of the death benefit. This allows the beneficiary to withdraw any or all of the cash value available at any time during the remaining cash value period. As with cash value withdrawals while the annuitant is alive, cash value withdrawals by the beneficiary after the annuitant's death will reduce future annuity payments and the guaranteed minimum annuity payment amount. Except as noted below, the entire interest in the contract must be distributed within five years of an owner's death.

   Death benefits payable after the annuitant's death must be distributed at least as rapidly as under the method elected by the annuitant or annuitants.

   If you are not an annuitant and you die, or if any joint owner who is not an annuitant dies, a death benefit will be paid. This death benefit will be the same amount as the amount that would be paid on the death of the annuitant or joint annuitant. It will be paid out in the same manner, except that if death occurs before the annuity payments begin, the death benefit will be paid out within five years of the date of death. When we pay a death benefit on the death of the owner, no other contract benefits are then payable.

   You can file a written request with us to change the beneficiary. It will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date you signed the request. However, if a death occurs before the request has been recorded, the request will not be effective as to any death proceeds we have paid before the request was recorded in our home office. If a beneficiary dies, that beneficiary's interest in a contract ends with his or her death. Only those beneficiaries who survive will be eligible to share in the amount payable to the beneficiary at the annuitant's death. If there is no surviving beneficiary upon the death of the annuitant, any remaining value of death benefit payable to the beneficiary will be paid to the annuitant's estate.

   D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

   1. Crediting Annuity and Cash Value Units

   You must complete an application and send it to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, we will issue a contract. The initial purchase payment for the contract must be an amount of at least $10,000.

   If we receive money and an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received and accepted. We will offer to return the initial purchase payment with an incomplete application if it appears that the application cannot be completed within five business days.

   Purchase payments are credited to the contract in the form of annuity units and cash value units. Each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by

[SIDENOTE]

Initial purchase payments are credited within 2 business days of our receipt of a complete application.

This immediate annuity allows you to make additional purchase payments.

   us at our home office, except for the initial purchase payment. The number of annuity and cash value units credited with respect to each purchase payment is determined by:

      - dividing the initial annuity payment amount attributable to the purchase payment by

      - the then current annuity unit value for the Sub-Account on the date the purchase payment is credited.

   The net amount of each purchase payment, after deductions, will be applied to purchase an additional initial annuity payment amount at least as great as that determined by using the guaranteed annuity payment purchase rate table for new purchase payments included in the contract. When a purchase payment is made, if we are using a more favorable table of annuity payment purchase rates for new purchase payments, we will use that table instead.

   The number of annuity and cash value units determined shall not be changed by any subsequent change in the value of a unit, but the value of a unit will vary from valuation date to valuation date to reflect the investment experience of the Sub-Account.

   We will determine the value of annuity units on each day on which the Portfolio of the Fund is valued.

   Cash value units will be credited for each purchase payment in a number equal to the number of annuity units credited for each respective purchase payment.

   2. Total Annuity Value of the Contract

   The total annuity value of the contract at any time is the present value of the future annuity payments expected to be made under the contract.The total annuity value represents your total interest in the Separate Account.

   When the annuitant is alive, the total annuity value is equal to:

      - the sum of the number of cash value units, multiplied by the annuity unit value,

      - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract,

      - plus the number of annuity units in excess of the number of cash value units,

      -  multiplied by the annuity unit value,

      - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract.

   After the annuitant's death, if the beneficiary elects to continue annuity payments for the remainder of the cash value period, the total annuity value will be equal to the cash value at all times during the cash value period.

   3. Value of the Annuity Unit

   The value of an annuity unit for the Sub-Account is determined on each valuation date by using the product of:

      -  the value of an annuity unit on the preceding valuation date,

      - the net investment factor for the Sub-Account for the valuation period ending on the current valuation date, and

      - a daily factor (.999879) which adjusts the value for the effect in the valuation period of the 4.5% annual assumed interest rate that has already been built into each contract's total annuity value, cash value and annuity payment calculations.

   4. Net Investment Factor for Each Valuation Period

   The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For the Sub-Account, the net investment factor for a valuation period is the gross investment rate for the valuation period, less a deduction for the mortality and expense risk charges and the administrative charge at the current rate of 0.95% per annum.

   The gross investment rate is equal to:

      - the net asset value of a Portfolio share determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distribution by the Portfolio, if the "ex-dividend" date occurs during the current valuation period, divided by

      - the net asset value of a Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

   E. REDEMPTIONS

   1. Withdrawals and Surrender

   Withdrawals are not allowed prior to the "cash value period" which begins when annuity payments begin. At any time during the cash value period of the contract, you may request a withdrawal from the cash value of the contract. Each withdrawal must be in an amount of at least $500. However, if the cash value of the contract is less than that amount, the total of any remaining cash value in the contract must be withdrawn. Other restrictions on withdrawals may be present when the contract is used in conjunction with tax qualified programs. You must make a written request for any withdrawal or surrender. Appendix B contains examples of contract changes when there is a withdrawal.

   You may surrender the contract at any time before the annuity payment commencement date. The annuity payment commencement date is the day the first annuity payment is made under the contract and it is the beginning of the

[SIDENOTE]

The contract may be surrendered before annuity payments begin.

This immediate annuity allows cash withdrawals during the cash value period.

   cash value period. If you make a surrender request, you will receive the contract's surrender value. The surrender value will be determined on the valuation date coincident with or next following the day your written request is received at our home office.

   Withdrawal or surrender proceeds will be paid in a single sum within seven days of our receipt of your written request.

   (a) Determination of Surrender Value

   The surrender value of a contract is the total annuity value of the contract as of the date of surrender plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable. As this surrender value is available only until the time the first annuity payment is made under the contract, this provision has the effect of providing a return of your contract's charges, the net purchase payments, plus or minus investment gains or losses and less Separate Account charges, up until the time of that payment. The maximum period of deferral is 12 months after the Contract Date. This provision offers a benefit which is limited.

   (b) Determination of Cash Value

   The cash value of the contract is not guaranteed. The cash value decreases as annuity payments are made, but also increases or decreases based on the performance of the Sub-Account of the Separate Account given by the relative change in the annuity unit value.

   A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value available for withdrawal is equal to: (a) multiplied by (b) multiplied by (c), where (a) is the number of cash value units credited to the contract, (b) is the current annuity unit value and (c) is the appropriate cash value factor set forth in a table in the contract. The cash value period begins at the annuity payment commencement date of the contract and runs for a period approximately equal to the annuitant's life expectancy at the time the contract is issued. The number of cash value units and the cash value period are shown on page one of your contract. We will send you a new page one if you make subsequent purchase payments or withdrawals. This will inform you of the number of cash value units remaining in your contract.

   The number of cash value units credited under a contract depends on your purchase payments and cash value withdrawals. On the issue date of the contract the number of cash value units will be equal to the number of annuity units credited to the contract. Normally, withdrawals will reduce both the number of cash value units and the number of annuity units but at different rates, so that after a withdrawal the number of cash value units will no longer equal the number of annuity units.

   (c) Effect of Withdrawals on Cash Value

   A withdrawal during the cash value period reduces the number of cash value units of the contract. The new number of cash value units after a withdrawal is equal to:

      -  the number of cash value units just prior to the withdrawal,

      -  multiplied by the cash value prior to withdrawal,

      - less the cash value withdrawn, divided by the cash value prior to withdrawal.

   Cash value units are reduced on a last in, first out basis. Therefore, if you make additional purchase payments to the contract after its issue, the value of the cash value units attributable to those payments will be valued and cashed out as withdrawals first, running backwards in time until we reach the values attributable to the initial purchase payment.

   (d) Annuity Payment Determinations after Withdrawals

   A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of those payments. The new number of annuity units following a cash value withdrawal will depend on whether or not the annuitant is alive at the time the cash value withdrawal is made. If the annuitant is not alive, in other words if the withdrawal is made by the beneficiary as part of the death benefit, the new number of annuity units will equal the number of cash value units following the withdrawal. At the death of the annuitant, the number of annuity units is adjusted, if necessary, to equal the then number of cash value units, and this equivalency is continued through any subsequent cash value withdrawals.

   If the annuitant is alive at the time of the withdrawal, the adjustment of subsequent annuity payments that occurs after a withdrawal is designed to produce a new level of annuity payments -- assuming a rate of return exactly equal to 4.5% -- over the remaining lifetime of the contract, including the period after the end of the cash value period. After such a withdrawal, there will be less cash value to support benefit payments during the cash value period, so that the level of annuity payments before the withdrawal cannot be maintained during the cash value period. In order to levelize payments -- again, based on the assumption of a 4.5% return -- both before and after the end of the cash value period, it is necessary to "redistribute" annuity payments, reducing payments after the end of the cash value period and using the portion of the excess reserves attributable to the reduction to increase payments during the cash value period above the level that could be supported by the remaining cash value alone to the level payable after the cash value period. (As a result, even if all of a contract's cash value is withdrawn, annuity payments will continue to be made, although at a considerably reduced level.)

[SIDENOTE]

This is how we calculate your new annuity payment after a withdrawal.

This immediate annuity will always pay an annuity benefit, even if you withdraw all available cash value.

   If the annuitant is alive at the time of the withdrawal, annuity payments after a withdrawal are determined as follows. When a withdrawal occurs, the total annuity value of the contract is recomputed by adding the sum of the new cash value immediately after the withdrawal and the contract's excess reserves. The new total annuity value is then converted into a new "initial annuity payment amount," based on tables set forth in the contract, and the new initial annuity payment amount is in turn converted into annuity units by dividing it by the annuity unit value on the date of the withdrawal. The tables are actuarially computed to produce a level annuity payment for the remaining lifetime of the contract based on an interest rate of 4.5% and the mortality rates originally applied to purchase payments received under the contract using its specified table. When a cash value withdrawal is made, we will inform you of the new number of annuity units by sending you a new page one for your contract.

   Redistribution of annuity payments after withdrawals do not adjust redistributions made in connection with prior withdrawals. Despite redistributions, the original mortality guarantees associated with each purchase payment are preserved.

   While annuity payments will be reduced as a result of cash value withdrawals, so long as the annuitant is alive, annuity payments will never be eliminated by cash value withdrawals even if all available cash value is completely withdrawn. Some level of annuity benefit, under the option elected, will always be payable. Also, a new guaranteed annuity amount will always be in effect after cash withdrawals. While a new initial annuity payment amount is determined after a cash withdrawal, additional cash values are not created.

   2. Right of Cancellation

   You should read the contract carefully when you receive it. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of your intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

      - the total annuity value of the contract attributable to your purchase payments, plus the amounts deducted from your purchase payments, or

      -  the amount of purchase payments paid under this contract.

   In some states, the free look period may be longer than ten days. These rights are subject to change and may vary among the states.

   Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

   For more information on your contract, you may contact us at 1-800-362-3141. In addition, you may be able to contact us via Internet e-mail through our web site. Please remember that an e-mail is not a valid substitute for a written request that requires your signature.

[SIDENOTE]

You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.

VOTING RIGHTS

   We will vote fund shares held in the Separate Account at the regular and special meetings of the Fund. We will vote shares attributable to contracts in accordance with instructions received from the annuitant or annuitants or, during the surrender period of the contract, from the owner, if different from the annuitants. In the event no instructions are received from the person or persons entitled to direct such a vote, we will vote shares attributable to that contract in the same proportion as shares of the Portfolio held by the Sub-Account for which instructions have been received. If, however, the 1940 Act, any interpretations of that Act or the regulations under it should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

   The number of votes will be determined by dividing the total annuity value for each contract allocated to the Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. The votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

   We will notify each person entitled to vote of a Fund shareholders' meeting if the shares held for his or her contract may be voted at that meeting. We will also provide proxy materials and a form of instruction to facilitate provision of voting instructions.

FEDERAL TAX STATUS

   INTRODUCTION

   The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.

   THE COMPANY'S TAX STATUS

   We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on any

[SIDENOTE]

You can instruct us how to vote Fund shares.

   investment income received by the Separate Account or on capital gains arising from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

   TAXATION OF ANNUITY CONTRACTS IN GENERAL

   Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

   There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

   DIVERSIFICATION REQUIREMENTS

   Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a variable contract for federal tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

   The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Separate Account to be deemed to be "adequately diversified".

   OWNERSHIP TREATMENT

   In connection with its issuance of temporary and proposed regulations under
   Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

   Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

   TAXATION OF PARTIAL AND FULL WITHDRAWALS

   For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the purchase payment less any amounts previously received from the contracts which were not included in income ("investment in the contract"). Amounts withdrawn upon a partial surrender from a variable annuity contract that is not part of a qualified program are generally treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary, rather than capital gain, tax rates.

   In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the investment in the contract to the individual's balance in the retirement plan, generally the value of the annuity. The investment in the contract generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the investment in the contract can be zero.

   TAXATION OF ANNUITY PAYMENTS

   The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

   TAXATION OF DEATH BENEFIT PROCEEDS

   Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

   PENALTY TAX ON PREMATURE DISTRIBUTIONS

   The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

      -  where the taxpayer is 59 1/2 or older,

      -  where payment is made on account of the taxpayer's disability,

      -  where payment is made by reason of the death of an owner, and

      -  in certain other circumstances.

   The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% penalty applies only if payments begin after separation from service.

   For some types of qualified plans, other tax penalties may apply to certain distributions.

   AGGREGATION OF CONTRACTS

   For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

   ASSIGNMENT OR PLEDGES

   A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

   REQUIRED DISTRIBUTIONS

   In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

   The requirements of (b) above shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

   Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

   Similar rules apply to qualified contracts.

   POSSIBLE CHANGES IN TAXATION

   Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

   TAX QUALIFIED PROGRAMS

   The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

      -  contributions in excess of specified limits,

      -  distributions prior to age 59 1/2 (subject to certain exceptions),

      - distributions that do not conform to specified minimum distribution rules, and

      -  other specified circumstances.

   We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.

   Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. The IRS is currently considering a change to the RMD regulations that would treat any partial withdrawal from your qualified retirement plan contract after annuity payments have begun after the required beginning date as a violation of the RMD requirements. Should this change be adopted, we will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

   For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

   WITHHOLDING

   In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

   The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
   Section 457(b). Distributions which may not be rolled over are those which are:

      - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more,

      -  a required minimum distribution,

      -  a hardship distribution; or

      -  the non-taxable portion of a distribution.

   Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However, a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

   SEE YOUR OWN TAX ADVISER

   It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA

   From time to time the Variable Annuity Account may publish advertisements containing performance data relating to the Sub-Account. Performance data will consist of average annual total return quotations for recent one-year, five-year and ten-year periods. Performance data may also include cumulative total return quotations for the period since June 1, 1987, or average annual total return quotations for periods other than as described above. Performance figures are based on historical performance information on the assumption that the contracts offered by this Prospectus were available for sale on June 1, 1987, when the Sub-Account began operations, and could accumulate value prior to the commencement of annuity payments for periods in excess of one year. The figures are not intended to suggest that such performance will continue in the future.

   Average annual total return figures are the average annual compounded rates of return required for an initial investment to equal its total annuity value at the end of the period. The total annuity value will reflect the sales and risk charges deducted from purchase payments as well as all other contract charges.Cumulative total return figures are the percentage changes between the value of an initial investment and its total annuity value at the end of the period.Cumulative total return figures will not reflect the deduction of any amounts from purchase payments. Cumulative total return figures will always be accompanied by average annual total return figures. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:

         General Information and History
         Distribution of Contracts
         Performance Data
         Auditors
         Registration Statement
         Financial Statements

APPENDIX A

   TAXATION OF QUALIFIED PLANS

   PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

   Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

   Code Section 403(b)(11) restricts the distribution under Code Section 403(b)annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and
   (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

   INDIVIDUAL RETIREMENT ANNUITIES

   Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

   Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

   SIMPLIFIED EMPLOYEE PENSION (SEP) IRAs

   Employers may establish Simplified Employee Pension (SEP) IRAs under Code
   Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

   SIMPLE IRAs

   Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

   ROTH IRAs

   Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, a contingent deferred sales charge and other special rules may apply.

   Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if:

      -  the annuity owner has reached age 59 1/2,

      -  the distribution is paid to a beneficiary after the owner's death,

      -  the annuity owner becomes disabled, or

      - the distribution will be used for a first time home purchase and does not exceed $10,000.

   Nonqualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax.

   In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth and other types of IRAs.

   CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

   Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchaser of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

   DEFERRED COMPENSATION PLANS

   Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

APPENDIX B

   COMPUTATION AND EXAMPLES OF WITHDRAWALS

   A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of such payments. If the annuitant is alive at the time of the withdrawal, the new number of annuity units is determined by first computing a new initial annuity payment amount and then dividing that amount by the annuity unit value at the time of the withdrawal.

   IF NO PRIOR WITHDRAWALS

   If no prior cash withdrawals have been made, the new initial annuity payment amount is the sum of:

      (i) the product of the number of cash value units after the withdrawal multiplied by the current annuity unit value, and

      (ii)  the product of ([(a) X (b)]/1000) multiplied by (c), where

            (a) is the excess of the total annuity value over the cash value immediately prior to the withdrawal,

            (b) is the ratio of the cash value withdrawn over the cash value prior to the withdrawal, and

            (c) is the applicable annuity purchase rate set forth in the contract in the table captioned "Total Annuity Value Factors and Annuity Payment Purchase Rates Applicable at a Cash Value Withdrawal while the Annuitant is Alive" ("Table I").

   In the above computation "(i)" reflects the portion of the new initial annuity payment amount supported by the reserves attributable to the cash value of the contract, and "(ii)" reflects the portion of the new initial annuity payment amount supported by the annuity reserves in excess of the cash value. The excess reserves, "(ii) (a)," are multiplied by the proportionate reduction in the cash value, "(ii) (b)," to determine the portion of the excess reserves that are to be redistributed, and the redistribution is effected by dividing the portion so determined by 1000 and multiplying the result by the appropriate annuity purchase rate.

   An example of the withdrawal calculation may serve as a useful illustration. Assume a contract issued to a woman, age 60, for an initial purchase payment of $100,000. Assume further that the net Sub-Account performance matches the assumed interest rate of 4.5% so that we need not consider the variation in annuity payments as a result of fluctuations in investment performance. Assume also that the annuity unit value is and remains $1.00. At the time of issue of the contract, the initial annuity payment amount, if paid as a life annuity, will be $482.08, and the number of annuity units and cash value units will be 482.0800. The guaranteed minimum annuity payment amount is $409.77 (85% X $482.08).

   Assume that at year five, the contract owner makes a withdrawal of 60% of the cash value. Immediately prior to the withdrawal, the contract has a total annuity value of $89,510, which is determined by multiplying the current annuity payment amount, $482.08, by the appropriate factor set forth in the contract applicable to cash value units in Table I, 185.6737. The total annuity reserves amount is $89,510. The cash value of the contract immediately prior to the withdrawal is $74,133, which is determined by multiplying the current annuity payment amount, $482.08, by the appropriate factor set forth in the contract in the table captioned "Cash Value Factors." ("Table II"), 153.7783. $74,133 is the amount of the annuity reserves attributable to the cash value of the contract. The cash value after the withdrawal is $29,653 ($74,133 - $44,480 (60% X $74,133)), and the new number of cash value units is 192.8320 (482.0800 X ($29,653/$74,133)).

   The new initial annuity payment amount is $245.94, the sum of:

      (i) $192.83, the product of the number of cash value units after the withdrawal (192.8320) multiplied by the annuity unit value ($1.00), and

      (ii)  $53.11, the product of ([(a) X (b)]/1000) multiplied by (c), where

            (a) is $15,377, the excess of the total annuity value ($89,510) over the cash value ($74,133) immediately prior to the withdrawal,

            (b) is .6, the ratio of the cash value withdrawn ($44,480) over the cash value prior to the withdrawal ($74,133), and

            (c) is 5.7568, the applicable annuity purchase rate set forth in the contract in Table I.

   The new guaranteed minimum annuity payment amount after the withdrawal is $209.05 ($409.77 X (245.9400/482.0800)).

   IF PRIOR WITHDRAWALS

   Where prior withdrawals have been made, the above formula is adjusted in the manner shown in the following example. Assume that after the withdrawal of 60% of the cash value in the contract described above the owner withdraws 75% of the remaining cash value at year 15.

   Immediately prior to the transaction the contract has a total annuity value of $33,465. This is determined by multiplying the two components of the current annuity payment amount $192.83 -- the portion attributable to the cash value reserves, and $53.11 -- the portion attributable to the annuity reserves in excess of the cash value, by the appropriate factors set forth in the contract applicable to cash value units and annuity units in excess of cash value units, respectively, in Table I, namely, 137.7353 and 130.0297 ($33,465 = ($192.83 X 137.7353) + ($53.11 X 130.0297)). The cash value of the contract immediately prior to the withdrawal is $17,034, which is determined by multiplying the portion of the current annuity payment amount attributable to the cash value, $192.83, by the appropriate factor set forth in the contract in Table II, 88.3373 ($17,034 = $192.83 X 88.3373). The cash value after the withdrawal is $4,258 ($17,034 - $12,776 (75% X $17,034)), and the
   new number of cash value units is 48.2023 (192.8320 X ($4,258/$17,034)).

   The new initial annuity payment amount is $156.25, the sum of:

      (i) $48.20, the product of the number of cash value units after the withdrawal (48.2023) multiplied by the current annuity unit value ($1.00),

      (ii) $53.11, the product of the number of annuity units (245.94) minus the number of cash value units (192.83), each prior to the withdrawal, multiplied by the current annuity unit value ($1.00), and

      (iii) $54.94, the product of ([(a) 3 (b)]/1000) multiplied by (c), where

            (a) is $9,525, which is

                (A) $16,431, the excess of the total annuity value ($33,465)
                    over the cash value ($17,034) immediately prior to the withdrawal, minus

                (B) $6,906, the value is (ii) above ($53.11) multiplied by the appropriate factor as of the withdrawal date applicable to annuity units in excess of cash value units set forth in the contract in Table I (130.0297),

            (b) is .75, the ratio of the cash value withdrawn ($12,776) over the cash value prior to the withdrawal ($17,034), and

            (c) is 7.6905, the applicable annuity purchase rate set forth in the contract in Table I.

   The new initial annuity payment amount has a new guaranteed minimum annuity payment amount associated with it of $132.81 ($209.05 X 156.2500/245.9400).

APPENDIX C

       ADJUSTABLE INCOME ANNUITY DISCLOSURE "A VARIABLE IMMEDIATE ANNUITY"

   PREPARED FOR: Jane M. Doe
   DATE OF BIRTH: 06/01/1944  SEX: Female
   STATE: MN
   SINGLE PAYMENT RECEIVED: $100,000
   FUNDS: Non-Qualified
   LIFE EXPECTANCY: 24.2 (IRS)
   PREPARED BY: MN Life
   QUOTATION DATE: 03/17/2004
   ANNUITIZATION OPTION: Single Life
   COMMENCEMENT DATE: 04/01/2004
   INCOME FREQUENCY: Monthly
   INITIAL PERIODIC INCOME: $482.08
   GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
 **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE: $3,471

   AGE  Your age at nearest birthday.

   GUARANTEED INCOME The guaranteed income column represents the minimum annuity payment you will receive. This amount will be adjusted for additional purchase payments made to the contract or cash value withdrawals taken from the contract.

   PROJECTED INCOME The variable annuity income amount shown assumes a constant annual investment return. 4.5% is the assumed interest rate used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.5% interest rate and the net investment performance of the Advantus Index 500* sub-account. Actual value of the contract will fluctuate depending on the performance of the underlying sub-account.

   CUMULATIVE INCOME The cumulative income amount shown represents the sum of the projected income payments on an annual basis.

   TOTAL ANNUITY VALUE The total annuity value at issue is the net amount credited to your account after deduction of all front end charges. Thereafter, the total annuity value changes based on fund performance, annuity payments made, and subsequent purchase payments or withdrawals. The total annuity value includes the cash value plus an amount intended to fund annuity payments for the remainder of your life after the cash value period has ended.

   CASH VALUE The cash value is the dollar amount available for withdrawal under this contract at a given point in time. Access to the cash value is available during the cash value period -- a time period from the first annuity payment date to your life expectancy as determined at issue. It is important to note that withdrawals of cash value will reduce the amount of the minimum guaranteed payment.


                   PAGE 1 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

   ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE The annual variable exclusion amount is based on a cost basis of $100,000.00 and represents the amount of variable payments that are excluded from taxation in each calendar year. This annual amount is prorated in the first calendar year and may be recalculated in any year where the total value of the annuity payments is less than the exclusion amount. Exclusion calculations apply only until the cost basis is returned, thereafter, all payments are fully taxable. This calculation does not include future contributions or withdrawals.

   OTHER Deductions from your purchase payments are made for sales charges, risk charges and state premium taxes where applicable. Sales charges are based on your total cumulative purchase payments (see prospectus for schedule). A risk charge is deducted for Minnesota Life's guarantee of a minimum annuity payment amount. This charge is 2.00% of each purchase payment.

   Net rates of return reflect expenses totaling 1.40%, which consist of the .95% Variable Annuity Account mortality and expense risk charge and administrative charge, and .45% for the Advantus Index 500 Portfolio management fee and other expenses. Under the terms of the contract, the maximum possible charge for mortality and expense risk and the administrative charge would be 1.80%.

   Minnesota Life variable immediate annuities are available through registered representatives of Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account and for the Advantus Series Fund, Inc.

   * "Standard & Poor's(R)", "S & P(R)", "S & P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                        MINNESOTA LIFE INSURANCE COMPANY
                              www.minnesotalife.com
     VARIABLE PRODUCTS ARE DISTRIBUTED BY SECURIAN FINANCIAL SERVICES, INC.,
       SECURITIES DEALER, MEMBER NASD/SIPC, REGISTERED INVESTMENT ADVISOR.
        400 ROBERT STREET NORTH, ST. PAUL, MN 55101-2098, 1.888.237.1838


                   PAGE 2 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

      ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

   PREPARED FOR: Jane M. Doe
   DATE OF BIRTH: 06/01/1944  SEX: Female
   STATE: MN
   SINGLE PAYMENT RECEIVED: $100,000
   FUNDS: Non-Qualified
   LIFE EXPECTANCY: 24.2 (IRS)
   PREPARED BY: MN Life
   QUOTATION DATE: 03/17/2004
   ANNUITIZATION OPTION: Single Life
   COMMENCEMENT DATE: 04/01/2004
   INCOME FREQUENCY: Monthly
   INITIAL PERIODIC INCOME: $482.08
   GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
 **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE: $3,471

                                                                  0.00% GROSS RATE OF RETURN (-1.40% NET)
                                                       ------------------------------------------------------------
                                       BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
   DATE                                 OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
   ----                                ---------  ---  ----------  ---------  ----------  -------------  ----------
   Apr 01, 2004                            1       60      410        482          482       93,769        85,404
   Apr 01, 2005                            2       61      410        455        6,089       86,922        78,638
   Apr 01, 2006                            3       62      410        429       11,379       80,491        72,282
   Apr 01, 2007                            4       63      410        410       16,378       74,449        66,311
   Apr 01, 2008                            5       64      410        410       21,296       68,777        60,704
   Apr 01, 2010                            7       66      410        410       31,130       58,458        50,499
   Apr 01, 2012                            9       68      410        410       40,965       49,382        41,511
   Apr 01, 2014                           11       70      410        410       50,799       41,416        33,605
   Apr 01, 2016                           13       72      410        410       60,633       34,444        26,661
   Apr 01, 2018                           15       74      410        410       70,468       28,370        20,568
   Apr 01, 2020                           17       76      410        410       80,302       23,115        15,233
   Apr 01, 2021                           18       77      410        410       85,220       20,773        12,821
   Apr 01, 2022                           19       78      410        410       90,137       18,613        10,568
   Apr 01, 2023                           20       79      410        410       95,054       16,631         8,463
   Apr 01, 2024                           21       80      410        410       99,971       14,821         6,498
   Apr 01, 2025                           22       81      410        410      104,889       13,181         4,665
   Apr 01, 2026                           23       82      410        410      109,806       11,712         2,956
   Apr 01, 2027                           24       83      410        410      114,723       10,414         1,363
   Apr 01, 2028                           25       84      410        410      119,640        9,293             0
   Apr 01, 2029                           26       85      410        410      124,558        8,309             0
   Apr 01, 2030                           27       86      410        410      129,475        7,421             0
   Apr 01, 2031                           28       87      410        410      134,392        6,622             0
   Apr 01, 2032                           29       88      410        410      139,309        5,906             0
   Apr 01, 2033                           30       89      410        410      144,227        5,267             0
   Apr 01, 2034                           31       90      410        410      149,144        4,698             0
   Apr 01, 2035                           32       91      410        410      154,061        4,192             0
   Apr 01, 2036                           33       92      410        410      158,978        3,744             0
   Apr 01, 2037                           34       93      410        410      163,896        3,347             0
   Apr 01, 2038                           35       94      410        410      168,813        2,994             0
   Apr 01, 2039                           36       95      410        410      173,730        2,680             0
   Apr 01, 2040                           37       96      410        410      178,647        2,399             0
   Apr 01, 2041                           38       97      410        410      183,564        2,146             0
   Apr 01, 2042                           39       98      410        410      188,482        1,916             0
   Apr 01, 2043                           40       99      410        410      193,399        1,706             0
   Apr 01, 2044                           41      100      410        410      198,316        1,513             0

   **The exclusion amount does not assume future contributions or withdrawals.


                   PAGE 3 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

      ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

   PREPARED FOR: Jane M. Doe
   DATE OF BIRTH: 06/01/1944  SEX: Female
   STATE: MN
   SINGLE PAYMENT RECEIVED: $100,000
   FUNDS: Non-Qualified
   LIFE EXPECTANCY: 24.2 (IRS)
   PREPARED BY: MN Life
   QUOTATION DATE: 03/17/2004
   ANNUITIZATION OPTION: Single Life
   COMMENCEMENT DATE: 04/01/2004
   INCOME FREQUENCY: Monthly
   INITIAL PERIODIC INCOME: $482.08
   GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
 **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE: $3,471

                                                                  5.90% GROSS RATE OF RETURN (4.50% NET)
                                                       ------------------------------------------------------------
                                       BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
   DATE                                 OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
   ----                                ---------  ---  ----------  ---------  ----------  -------------  ----------
   Apr 01, 2004                            1       60      410        482          482        93,769       85,404
   Apr 01, 2005                            2       61      410        482        6,267        92,124       83,344
   Apr 01, 2006                            3       62      410        482       12,052        90,412       81,191
   Apr 01, 2007                            4       63      410        482       17,837        88,629       78,941
   Apr 01, 2008                            5       64      410        482       23,622        86,775       76,590
   Apr 01, 2010                            7       66      410        482       35,192        82,846       71,566
   Apr 01, 2012                            9       68      410        482       46,762        78,609       66,080
   Apr 01, 2014                           11       70      410        482       58,332        74,054       60,088
   Apr 01, 2016                           13       72      410        482       69,902        69,178       53,546
   Apr 01, 2018                           15       74      410        482       81,472        64,002       46,401
   Apr 01, 2020                           17       76      410        482       93,041        58,572       38,599
   Apr 01, 2021                           18       77      410        482       98,826        55,788       34,432
   Apr 01, 2022                           19       78      410        482      104,611        52,979       30,078
   Apr 01, 2023                           20       79      410        482      110,396        50,167       25,529
   Apr 01, 2024                           21       80      410        482      116,181        47,382       20,774
   Apr 01, 2025                           22       81      410        482      121,966        44,661       15,806
   Apr 01, 2026                           23       82      410        482      127,751        42,055       10,614
   Apr 01, 2027                           24       83      410        482      133,536        39,633        5,188
   Apr 01, 2028                           25       84      410        482      139,321        37,483            0
   Apr 01, 2029                           26       85      410        482      145,106        35,521            0
   Apr 01, 2030                           27       86      410        482      150,891        33,623            0
   Apr 01, 2031                           28       87      410        482      156,676        31,799            0
   Apr 01, 2032                           29       88      410        482      162,461        30,058            0
   Apr 01, 2033                           30       89      410        482      168,246        28,409            0
   Apr 01, 2034                           31       90      410        482      174,031        26,857            0
   Apr 01, 2035                           32       91      410        482      179,816        25,403            0
   Apr 01, 2036                           33       92      410        482      185,601        24,046            0
   Apr 01, 2037                           34       93      410        482      191,386        22,779            0
   Apr 01, 2038                           35       94      410        482      197,171        21,596            0
   Apr 01, 2039                           36       95      410        482      202,956        20,486            0
   Apr 01, 2040                           37       96      410        482      208,741        19,436            0
   Apr 01, 2041                           38       97      410        482      214,526        18,428            0
   Apr 01, 2042                           39       98      410        482      220,311        17,440            0
   Apr 01, 2043                           40       99      410        482      226,096        16,456            0
   Apr 01, 2044                           41      100      410        482      231,880        15,468            0

   **The exclusion amount does not assume future contributions or withdrawals.


                   PAGE 4 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

      ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

   PREPARED FOR: Jane M. Doe
   DATE OF BIRTH: 06/01/1944  SEX: Female
   STATE: MN
   SINGLE PAYMENT RECEIVED: $100,000
   FUNDS: Non-Qualified
   LIFE EXPECTANCY: 24.2 (IRS)
   PREPARED BY: MN Life
   QUOTATION DATE: 03/17/2004
   ANNUITIZATION OPTION: Single Life
   COMMENCEMENT DATE: 04/01/2004
   INCOME FREQUENCY: Monthly
   INITIAL PERIODIC INCOME: $482.08
   GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
 **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE: $3,471

                                                                 10.00% GROSS RATE OF RETURN (8.60% NET)
                                                       ------------------------------------------------------------
                                       BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
   DATE                                 OF YEAR   AGE    INCOME      INCOME     INCOME        VALUE      CASH VALUE
   ----                                ---------  ---  ----------  ---------  ----------  -------------  ----------
   Apr 01, 2004                            1       60      410         482         482       93,769       85,404
   Apr 01, 2005                            2       61      410         501       6,389       95,738       86,613
   Apr 01, 2006                            3       62      410         521      12,528       97,645       87,687
   Apr 01, 2007                            4       63      410         541      18,908       99,476       88,603
   Apr 01, 2008                            5       64      410         562      25,538      101,217       89,337
   Apr 01, 2010                            7       66      410         607      39,589      104,365       90,155
   Apr 01, 2012                            9       68      410         656      54,764      106,951       89,904
   Apr 01, 2014                           11       70      410         708      71,153      108,813       88,293
   Apr 01, 2016                           13       72      410         765      88,853      109,782       84,974
   Apr 01, 2018                           15       74      410         826     107,970      109,693       79,527
   Apr 01, 2020                           17       76      410         892     128,616      108,418       71,448
   Apr 01, 2021                           18       77      410         927     139,550      107,317       66,236
   Apr 01, 2022                           19       78      410         964     150,914      105,912       60,131
   Apr 01, 2023                           20       79      410       1,002     162,723      104,226       53,037
   Apr 01, 2024                           21       80      410       1,041     174,996      102,301       44,853
   Apr 01, 2025                           22       81      410       1,082     187,750      100,209       35,465
   Apr 01, 2026                           23       82      410       1,124     201,004       98,066       24,749
   Apr 01, 2027                           24       83      410       1,168     214,779       96,044       12,572
   Apr 01, 2028                           25       84      410       1,214     229,094       94,397            0
   Apr 01, 2029                           26       85      410       1,262     243,970       92,964            0
   Apr 01, 2030                           27       86      410       1,311     259,431       91,451            0
   Apr 01, 2031                           28       87      410       1,363     275,498       89,883            0
   Apr 01, 2032                           29       88      410       1,416     292,195       88,295            0
   Apr 01, 2033                           30       89      410       1,472     309,547       86,725            0
   Apr 01, 2034                           31       90      410       1,529     327,580       85,203            0
   Apr 01, 2035                           32       91      410       1,589     346,321       83,753            0
   Apr 01, 2036                           33       92      410       1,652     365,797       82,388            0
   Apr 01, 2037                           34       93      410       1,717     386,037       81,111            0
   Apr 01, 2038                           35       94      410       1,784     407,071       79,915            0
   Apr 01, 2039                           36       95      410       1,854     428,931       78,782            0
   Apr 01, 2040                           37       96      410       1,927     451,648       77,677            0
   Apr 01, 2041                           38       97      410       2,002     475,256       76,539            0
   Apr 01, 2042                           39       98      410       2,081     499,791       75,278            0
   Apr 01, 2043                           40       99      410       2,162     525,288       73,817            0
   Apr 01, 2044                           41      100      410       2,247     551,786       72,104            0

   **The exclusion amount does not assume future contributions or withdrawals.


                   PAGE 5 OF 5 -- NOT VALID WITHOUT ALL PAGES.

            THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                       A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                    PART B

        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                           Variable Annuity Account

          Cross Reference Sheet to Statement of Additional Information

Form N-4

Item Number       Caption in Statement of Additional Information

   15.            Cover Page

   16.            Cover Page

   17.            General Information and History

   18.            Not Applicable

   19.            Not Applicable

   20.            Distribution of Contracts

   21.            Performance Data

   22.            Not Applicable

   23.            Financial Statements

                             Variable Annuity Account

                         Minnesota Life Insurance Company
                              ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   1-800-362-3141

                       Statement of Additional Information

The date of this document and the Prospectus is:  April 29, 2005

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Separate Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141, or writing to us at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     General Information and History
     Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial
Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., serves as the investment adviser for Variable Annuity Account. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The amounts paid by Minnesota Life to the underwriter for 2004, 2003, and 2002 were ___________, $13,415,829 and $10,463,691 for payments to associated dealers on the sale of variable annuity contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services the underwriter receives a fee of .25% of the average daily net assets of the Index 500 Portfolio of the Fund. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

PERFORMANCE DATA

TOTAL RETURN FIGURES FOR THE SUB-ACCOUNT

Average annual total return figures for one-year, five-year and ten-year periods are presented. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $10,000 to equal the total annuity value of that same investment at the end of the period. The total annuity value will reflect the deduction of the sales and risk charges applicable to the contract. The average annual total return figures published by the Variable Annuity Account will reflect
Minnesota Life's voluntary absorption of certain Fund expenses. For the period from to December 31, 1987 to May 1, 2000, Minnesota Life voluntarily absorbed the fees and expenses that exceeded .55% of the daily net assets of the Index 500 Portfolio. After May 1, 2000, Advantus Capital has agreed to voluntarily absorb fees and expenses of the Index 500 Portfolio on the same basis. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Account, in connection with the contract described in the Prospectus, for the specified periods ended
December 31, 2003 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the underlying Portfolio first became available to the Variable Annuity Account.

                          Year Ended          Five Years          Ten Years
                           12/31/04         Ended 12/31/04     Ended 12/31/04
                         ------------      -----------------    ---------------
Index 500 Sub-Account
                        ------    ------   -------   ------   ------   ------

                                    AUDITORS

The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent registered public accounting firm, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2004 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards 2001.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Statement of Additional Information as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                                OTHER INFORMATION

                             Variable Annuity Account

                   Cross Reference Sheet to Other Information


Form N-4

Item Number    Caption in Other Information

     24.       Financial Statements and Exhibits

     25.       Directors and Officers of the Depositor

     26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     27.       Number of Contract Owners

     28.       Indemnification

     29.       Principal Underwriters

     30.       Location of Accounts and Records

     31.       Management Services

     32.       Undertakings

PART C.        OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2004, are included in Part B of this filing and consist of the following:

          1.  Independent Auditors' Report

          2.  Statement of Assets and Liabilities.

          3.  Statement of Operations.

          4.  Statements of Changes in Net Assets.

          5.  Notes to Financial Statements.

     (b) Audited Financial Statements of the Depositor, Minnesota Life Insurance Company, for the fiscal year ended December 31, 2004, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2004, 2003 and 2002.

          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2004 and 2003.

          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2004, 2003 and 2002.

          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2004, 2003 and 2002.

          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2004, 2003 and 2002.

          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2004, 2003 and 2002.

          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2004.

          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2004.

          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2004, 2003 and 2002.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account, previously filed as Exhibit (c)1. to Variable Annuity Account's Form N-4, File Number 333-11067, Post-Effective Amendment Number 1, on February 28, 2005, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and MIMLIC Sales Corporation, previously filed as Exhibit (c)3.(a) to Registrant's Form N-4, File Number 33-62147, is hereby incorporated by reference.

               (b)  Dealer Selling Agreement, previously filed as Exhibit
                    (c)3.(b) to Registrant's Form N-4, File Number 33-62147, is hereby incorporated by reference.

          4. (a) The Immediate Variable Annuity Contract, form MHC-95-9326, previously filed as Exhibit (c)4.(a) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (b) The Immediate Variable Annuity Contract (Unisex), form MHC-95-9327, previously filed as Exhibit (c)4.(b) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418, previously filed as Exhibit (c)4.(c) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (d) The Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form MHC-98-9431, previously filed as Exhibit
                    (c)4.(d) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (e) The Qualified Plan Agreement, form MHC-88-9176, previously filed as Exhibit (c)4.(3) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (f) Tax Sheltered Annuity, form MHC-88-9213, previously filed as Exhibit (c)4.(f) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          5.   (a)  Application, form 02-70070, previously filed as Exhibit
                    (c)5.(a) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 8, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) Restated Certificate of Incorporation of Minnesota Life Insurance Company, previously filed as Exhibit 24(c)6.(a) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (b) The Bylaws of Minnesota Life Insurance Company previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8.   (a)(i)    Participation Agreement among Advantus Series Fund,
                         Inc., Advantus Capital Management, Inc. and
                         Minnesota Life Company filed as exhibit 27(h)(1)(i) to Minnesota Life Variable Universal Life Account's
                         Form N-6, File Number 33-85496, Post-Effective
                         Amendment Number 10, is hereby incorporated by reference.

               (a)(ii) Amendment Number One to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance
                         Company filed as exhibit 27(h)(1)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (a)(iii) Amendment Number Two to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance
                         Company filed as exhibit 27(h)(1)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (b) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed as exhibit 27(h)(6) to Variable Annuity Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (c) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed as this exhibit to Variable Annuity Account's From N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed as this exhibit to Variable Annuity Account's From N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          9.   Opinion and consent of Donald F. Gruber, Esq.

         10.   Consent of KPMG LLP to be filed by subsequent amendment.

         11.   Not applicable.

         12.   Not applicable.

         13. Variable Annuity Account, Index 500 Segregated Sub-Account Performance Calculations, previously filed as Exhibit (c)6(b) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 5, is hereby incorporated by reference.

         14. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

Item 25.  Directors and Officers of the Depositor

NAME AND PRINCIPAL                          POSITIONS AND OFFICES                   POSITIONS AND OFFICES
BUSINESS ADDRESS                            WITH INSURANCE COMPANY                  WITH REGISTRANT
----------------                            ----------------------                  ---------------
Mary K. Brainerd                            Director                                None
HealthPartners
8100 34th Avenue South
Bloomington, MN  55440-1309

John F. Bruder                              Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Thomas P. Burns                             Senior Vice President                   None
Minnesota Life Insurance
  Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                           Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John W. Castro                              Director                                None
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                              Director                                None
Land O'Lakes, Inc.
P.O. Box 64101
St. Paul, MN  55164

John F. Grundhofer                          Director                                None
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN 55402

John H. Hooley                              Director                                None
SUPERVALU INC.
11840 Valley View Road
Eden Prairie, MN 55344-3691

Robert E. Hunstad                           Director and Executive                  None
Minnesota Life Insurance                    Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                            Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Dianne M. Orbison                           Senior Vice President                   None
Minnesota Life Insurance                    and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                         Director, Executive Vice                None
Minnesota Life Insurance                    President, General Counsel
 Company                                    and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler                           Chairman, President and                 None
Minnesota Life Insurance                    Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                               Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Gregory S. Strong                           Senior Vice President                   None
Minnesota Life Insurance                    and Chief Financial
 Company                                    Officer
400 Robert Street North
St. Paul, MN 55101

William W. Veazey                           Director                                None
Cargill, Incorporated
15615 McGinty Road West
Wayzata, MN 55391

Randy F. Wallake                            Director and                            None
Minnesota Life Insurance                    Executive Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.
         Securian Casualty Company
         I.A. Systems, Inc. (New York)
         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Northstar Life Insurance Company (New York)
         Personal Finance Company (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, L.L.C (Indiana)

Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) Ascend Insurance Agency of Nevada, Inc. (Nevada)
         Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network Insurance Agency, Inc. (Massachusetts)


Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 2, 2005, the number of holders of securities of the Registrant of this class were as follows:

                                              Number of Record
                   Title of Class                    Holders
                   --------------                ----------------
          Immediate Variable Annuity Contracts         558

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter is Securian Financial Services, Inc. Securian Financial Services, Inc. is also the principal underwriter for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annuity contracts and life insurance policies on a variable basis.

          (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

                                                   POSITIONS AND                        POSITIONS AND
NAME AND PRINCIPAL                                 OFFICES                              OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER                     WITH REGISTRANT
----------------                                   ----------------                     ---------------
George I. Connolly                                 President, Chief                     None
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                                Treasurer                            None
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Robert E. Hunstad                                  Director                             None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                                Director                             None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                                   Vice President, Chief                None
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, Minnesota 55101

Michael J. Jorgenson                               Vice President and                   None
Securian Financial Services, Inc.                  Chief Operating Officer
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter                              Assistant Secretary                  None
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Allen L. Peterson                                  Assistant Secretary                  None
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year for this class of securities:


   Name of     Net Underwriting    Compensation on
  Principal      Discounts and      Redemption or     Brokerage        Other
 Underwriter     Commissions        Annuitization    Commissions   Compensation
 -----------   ----------------    ---------------   -----------   ------------
Securian                                 ___             ___            ___
Financial
Services, Inc,


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

          (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

          (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File Number 33-62147, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 28th day of February, 2005.

                                              VARIABLE ANNUITY ACCOUNT
                                                    (Registrant)

                                 By: MINNESOTA LIFE INSURANCE COMPANY
                                                     (Depositor)


                                 By             /s/ Robert L. Senkler
                                    -------------------------------------------
                                                  Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 28th day of February, 2005.

                                    MINNESOTA LIFE INSURANCE COMPANY


                                 By            /s/ Robert L. Senkler
                                    -------------------------------------------
                                                 Robert L. Senkler
                                          Chairman of the Board, President
                                             and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



              SIGNATURE                     TITLE                                       DATE
              ---------                     -----                                       ----
     /s/ Robert L. Senkler                  Chairman, President and                     February 28, 2005
---------------------------------------     Chief Executive Officer
Robert L. Senkler

*                                           Director
---------------------------------------
Mary K. Brainerd

*                                           Director
---------------------------------------
John W. Castro

*                                           Director
---------------------------------------
John E. Gherty

*                                           Director
---------------------------------------
John F. Grundhofer

*                                           Director
---------------------------------------
John H. Hooley

*                                           Director
---------------------------------------
Robert E. Hunstad

*                                           Director
---------------------------------------
Dennis E. Prohofsky


---------------------------------------     Director
William W. Veazey

*                                           Director
---------------------------------------
Randy F. Wallake

     /s/ Gregory S. Strong                  Senior Vice President                       February 28, 2005
---------------------------------------     (chief financial officer)
Gregory S. Strong

     /s/ Gregory S. Strong                  Senior Vice President                       February 28, 2005
---------------------------------------     (chief accounting officer)
Gregory S. Strong

     /s/ Dianne M. Orbison                  Senior Vice President and                   February 28, 2005
---------------------------------------     Treasurer (treasurer)
Dianne M. Orbison

     /s/ Dennis E. Prohofsky                Director and Attorney-in-Fact               February 28, 2005
---------------------------------------
Dennis E. Prohofsky



* Pursuant to power of attorney dated February 14, 2005, a copy of which is filed herewith.

                               EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------
      9        Opinion and consent of Donald F. Gruber, Esq.

     10        Consent of KPMG LLP to be filed by subsequent amendment

     14 Minnesota Life Insurance Company Power of Attorney To Sign Registration Statement